Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Capital and reserves
Schedule of share capital

(Number of shares, unless stated otherwise)

	December 31,	December 31,
	2021	2020
Number of shares issued	50,635,720	50,317,860
Number of shares authorized	60,000,000	60,000,000
Par value	EUR 0.002	EUR 0.002
Share capital	8,655	8,597